Loans payable and other liabilities	12 Months Ended
Dec. 31, 2021
Loans payable and other liabilities [Abstract]
Loans payable and other liabilities
9.	Loans payable and other liabilities

The components of loans payable are as follows:

	December 31, 2021	December 31, 2020
Loans payable(i)	$40,051,428	$25,464,000
Lease liabilities(ii)	643,050	292,942
Total loans payable and other liabilities	$40,694,478	$25,756,942

Current portion	$16,494,463	$25,756,942
Non-current portion	24,200,015	-
Total loans payable and other liabilities	$40,694,478	$25,756,942

(i)	Loans Payable

The Company’s loans as at December 31, 2021, consist of $5,860,955 (December 31, 2020 - $nil) with Foundry Digital LLC (“Foundry”), $34,190,473 with Trinity Capital Inc. (“Trinity”) (December 31, 2020 - $nil), net of deferred financing costs of $1,426,010 (December 31, 2020 - $nil), and $nil (December 31, 2020 - $25,464,000) with Genesis. Details of the Company’s Loans are as follows:

Trinity

The Company entered into an equipment financing loan agreement of $38,328,000 (US$30,000,000) with Trinity on December 30, 2021. The Company drew the full $38,328,000 million (US$30.0 million) from the loan facility to finance the purchase of mining servers. The loan bears interest rate of 9.5% and is secured against the financed equipment. The Company made prepayments of $2,417,517 during the year ended December 31, 2021 and recorded a foreign exchange gain of $294,000.

Foundry

On January 22, 2021, the Company finalized an equipment financing loan of up to $18,068,955 (US$14,660,800) with Foundry, a wholly owned subsidiary of Digital Currency Group, which would be drawn in tranches from the Company. Each tranche of the equipment financing has a 12-month term with an annual interest rate of 16.5% and is secured against the financed equipment, as well as digital currency and future mined digital currencies by the financed equipment. During the year ended December 31, 2021, the Company has drawn all tranches of the loan, with an aggregate principal amount of $14,448,859 (US$11,728,640), net of $3,644,286 (US$2,951,660) prepayment. For the year ended December 31, 2021, the Company made principal payments totaling $8,883,310 (US$7,105,707), and interest payments of $882,023 (US$732,010). A foreign exchange loss of $300,406 was recognized for the year ended December 31, 2021.

Genesis

The Company fully paid off its $25,464,000 (US$20,000,000) loan with Genesis on February 11, 2021; subsequently all Bitcoin held by Genesis as collateral for the loan were returned to the Company.

(ii)	Lease liabilities

The following table sets out a maturity analysis of lease liabilities, showing the undiscounted lease payments to be made after the reporting date:

	December 31, 2021	December 31, 2020
<1 year	$265,964	$36,179
1-2 year	212,354	38,570
3-5 year	91,660	132,887
>5 year	135,696	135,696
Total	705,674	343,332
Discounting	(62,624)	(50,390)
Lease Liabilities	$643,050	$292,942

The Company’s lease liabilities comprise the following:

	December 31, 2021	December 31, 2020
Opening balance	$292,942	$336,513
Payment of lease obligations	(126,193)	(24,406)
Interest expense	16,201	24,948
Addition	460,100	-
Modification of lease	-	(44,113)
Ending balance	$643,050	$292,942